August 14, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Themes ETF Trust (the “Trust”)

File Nos.: 333-271700 and 811-23872

Leverage Shares 2X Long DELL Daily ETF

Leverage Shares 2X Long NOW Daily ETF

Leverage Shares 2X Long MU Daily ETF

Leverage Shares 2X Long IBM Daily ETF

Leverage Shares 2X Long FIX Daily ETF

Leverage Shares 2X Long CLS Daily ETF

Leverage Shares 2X Long FLEX Daily ETF

Leverage Shares 2X Long HUBB Daily ETF

Leverage Shares 2X Long ROK Daily ETF

Leverage Shares 2X Long EMR Daily ETF

Leverage Shares 2X Long SANM Daily ETF

Leverage Shares 2X Long CARR Daily ETF

Leverage Shares 2X Long TT Daily ETF

Leverage Shares 2X Long JCI Daily ETF

Leverage Shares 2X Long MOD Daily ETF

Leverage Shares 2X Long STM Daily ETF

Leverage Shares 2X Long WOLF Daily ETF

Leverage Shares 2X Long VICR Daily ETF

Leverage Shares 2X Long POWI Daily ETF

Leverage Shares 2X Long VSH Daily ETF

Leverage Shares 2X Long LFUS Daily ETF

Leverage Shares 2X Long DIOD Daily ETF

Leverage Shares 2X Long QRVO Daily ETF

Leverage Shares 2X Long FLNC Daily ETF

(collectively, the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of the Funds hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post- Effective Amendment No. 364 to the Trust’s Registration Statement on Form N-1A, filed on August 14, 2026.

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall
Karen Aspinall

KAREN A. ASPINALL  ●  PARTNER

11300 Tomahawk Creek Pkwy  ●  Ste. 310  ●  Leawood, KS 66211  ●  p: 949.629.3928

Practus, LLP  ●  Karen.Aspinall@Practus.com   ●  Practus.com